Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Property and equipment consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Office furniture and equipment	4,744	5,008	726
Computer equipment and servers	163,392	163,366	23,686
Leasehold improvements	5,451	4,313	625
Construction-in progress	85	85	12
Less: Accumulated depreciation and impairment	(111,493)	(157,825)	(22,882)

Total property and equipment, net	62,179	14,947	2,167